Trade Payables and Other - Detailed Information about Trade and Other Payables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Deferred revenue	34	40
Taxes payable other than income tax	0	0
Other payables	20	19
Total Other	54	59
Total Trade payables and other	54	59
Trade payables	717	627
Fixed assets payables	27	33
Employees' entitlements	159	141
Deferred revenue	10	14
Taxes payable other than income tax	12	17
Other payables	5	7
Total Other	213	212
Total Trade payables and other	€ 930	€ 839